Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Third party trade receivables	€ 741,488	€ 692,864
Gross carrying amount
Credit risk
Third party trade receivables	762,355	724,440
Provision
Credit risk
Third party trade receivables	€ (20,867)	€ (31,576)
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 620,872	€ 524,136
Not matured | Gross carrying amount
Credit risk
Third party trade receivables	621,498	524,699
Not matured | Provision
Credit risk
Third party trade receivables	€ (626)	€ (560)
Past due 0-30 days
Credit risk
ECL Rate	0.19%	0.19%
Third party trade receivables	€ 17,990	€ 106,077
Past due 0-30 days | Gross carrying amount
Credit risk
Third party trade receivables	18,556	106,323
Past due 0-30 days | Provision
Credit risk
Third party trade receivables	€ (566)	€ (246)
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Third party trade receivables	€ 24,427	€ 19,309
Past due 31-60 days | Gross carrying amount
Credit risk
Third party trade receivables	24,577	19,428
Past due 31-60 days | Provision
Credit risk
Third party trade receivables	€ (150)	€ (119)
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Third party trade receivables	€ 16,863	€ 6,278
Past due 61-90 days | Gross carrying amount
Credit risk
Third party trade receivables	17,301	6,398
Past due 61-90 days | Provision
Credit risk
Third party trade receivables	€ (438)	€ (120)
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Third party trade receivables	€ 35,301	€ 9,004
Past due 91-180 days | Gross carrying amount
Credit risk
Third party trade receivables	36,366	9,283
Past due 91-180 days | Provision
Credit risk
Third party trade receivables	€ (1,065)	€ (279)
Past due 181-365 days
Credit risk
ECL Rate	8.52%	8.52%
Third party trade receivables	€ 14,588	€ 6,176
Past due 181-365 days | Gross carrying amount
Credit risk
Third party trade receivables	15,930	6,749
Past due 181-365 days | Provision
Credit risk
Third party trade receivables	€ (1,342)	€ (573)
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Third party trade receivables	€ 11,447	€ 21,884
More than one year | Gross carrying amount
Credit risk
Third party trade receivables	16,739	25,982
More than one year | Provision
Credit risk
Third party trade receivables	(5,292)	(4,101)
Customers with objective evidence of impairment | Gross carrying amount
Credit risk
Third party trade receivables	11,388	25,578
Customers with objective evidence of impairment | Provision
Credit risk
Third party trade receivables	€ (11,388)	€ (25,578)